FINANCIAL RISK MANAGEMENT, Summary (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management [Abstract]
Percentage of volatility in economic growth is driven by external factors			60.00%
Improvement in private consumption			3.00%
Expected value of the three GDP projections			13.00%
Estimated percentage of economy rebound			13.00%	11.00%
Gross domestic product highest trading period			50 years
Gross domestic product growing percentage	1.50%		1.00%
Cumulative inflation percentage			10.00%
Base Case [Member]
Financial Risk Management [Abstract]
Probabilities			60.00%	80.00%
Optimistic [Member]
Financial Risk Management [Abstract]
Probabilities			30.00%	15.00%
Pessimistic [Member]
Financial Risk Management [Abstract]
Probabilities			10.00%	5.00%
Forecast [Member] | 2022 [Member]
Financial Risk Management [Abstract]
Estimated percentage of economy rebound			2.50%
Previous estimated percentage of economy rebound			2.00%
Gross domestic product growing percentage	1.00%	0.00%	1.00%
Private investment falling percentage			2.50%
Cumulative inflation percentage			10.00%
Forecast [Member] | 2022 [Member] | Maximum [Member]
Financial Risk Management [Abstract]
Private investment falling percentage			7.00%
Forecast [Member] | 2023 [Member]
Financial Risk Management [Abstract]
Estimated percentage of economy rebound			1.70%
Previous estimated percentage of economy rebound			1.70%